Called up share capital and other equity instruments - HSBC additional tier 1 capital securities in issue which are accounted for in equity (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,250,000,000	$ 17,110,000,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000
Other equity instruments interest rate	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000
Other equity instruments interest rate	8.00%
Capital Securities Classified As Equity
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 5,851,000,000	5,851,000,000
Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000
Other equity instruments interest rate	8.125%
Other equity instruments	$ 2,133,000,000	2,133,000,000
Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000
Other equity instruments interest rate	8.00%
Other equity instruments	$ 3,718,000,000	$ 3,718,000,000